Pension and Other Post Retirement Benefits - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	37,824	34,422	31,321
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	10.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	22.00%